Inventory	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventory

NOTE 4 - INVENTORY:

Composed as follows:

	December 31,
	2020	2019
	USD in thousands
Raw materials and supplies	45	24
Work in progress	-	316
Finished goods	278	560
Inventory write downs	(79)	-
	244	900

During the year ended 2019, no impairment occurred.